Document and Entity Information	Mar. 06, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 06, 2020
Registrant Name	GMO Series Trust
Entity Central Index Key	0001521894
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 06, 2020
Document Effective Date	Mar. 06, 2020
Prospectus Date	Jun. 30, 2019
GMO Resources Series Fund | Class R6
Prospectus:
Trading Symbol	GREDX
GMO Resources Series Fund | Class PS
Prospectus:
Trading Symbol	GREPX